LONG-TERM DEBT - Summary of Long-term Debt (Details)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Jun. 22, 2020 USD ($)	Mar. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Nov. 12, 2019 USD ($)	Apr. 30, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 16,751,000,000				$ 15,967,000,000
Deferred transaction costs and discounts	(172,000,000)				(163,000,000)
Less current portion	(1,450,000,000)				0
Senior Notes Due 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,450,000,000
Interest rate	5.34%	5.34%
Senior Notes Due 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 600,000,000
Interest rate	4.00%	4.00%
Senior Notes Due 2022 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 750,000,000	$ 750,000,000
Senior Notes Due 2023 - 3.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 500,000,000
Interest rate	3.00%	3.00%
Senior Notes Due 2023 - 4.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 850,000,000
Interest rate	4.10%	4.10%
Senior Notes Due 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 600,000,000
Interest rate	4.00%	4.00%
Senior Notes Due 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 700,000,000
Interest rate	3.625%	3.625%
Senior Notes Due 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 500,000,000
Interest rate	2.90%	2.90%
Senior Notes Due 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,500,000,000			$ 1,500,000,000
Interest rate	3.65%	3.65%		3.65%
Senior Notes Due 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,000,000,000
Interest rate	3.25%	3.25%
Senior Debentures Due 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 200,000,000
Interest rate	8.75%	8.75%
Senior Notes Due 2038 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 350,000,000
Interest rate	7.50%	7.50%
Senior Notes Due 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 500,000,000
Interest rate	6.68%	6.68%
Senior Notes Due 2040 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 800,000,000
Interest rate	6.11%	6.11%
Senior Notes Due 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 400,000,000
Interest rate	6.56%	6.56%
Senior Notes Due 2043 - 4.500% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 500,000,000
Interest rate	4.50%	4.50%
Senior Notes Due 2043 - 5.450% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 650,000,000
Interest rate	5.45%	5.45%
Senior Notes Due 2044 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,050,000,000
Interest rate	5.00%	5.00%
Senior Notes Due 2048 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 750,000,000
Interest rate	4.30%	4.30%
Senior Notes Due 2049 - 4.350% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,250,000,000				$ 1,250,000,000		$ 1,250,000,000
Interest rate	4.35%	4.35%						4.35%
Senior Notes Due 2049 - 3.700% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,000,000,000				$ 1,000,000,000	$ 1,000,000,000
Interest rate	3.70%	3.70%					3.70%
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 18,373,000,000				16,130,000,000
Gross carrying amount | Senior Notes Due 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,450,000,000				1,450,000,000
Gross carrying amount | Senior Notes Due 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	600,000,000				600,000,000
Gross carrying amount | Senior Notes Due 2022 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	955,000,000				0
Gross carrying amount | Senior Notes Due 2023 - 3.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	637,000,000				649,000,000
Gross carrying amount | Senior Notes Due 2023 - 4.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,082,000,000				1,104,000,000
Gross carrying amount | Senior Notes Due 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	600,000,000				600,000,000
Gross carrying amount | Senior Notes Due 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	890,000,000				909,000,000
Gross carrying amount | Senior Notes Due 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	637,000,000				649,000,000
Gross carrying amount | Senior Notes Due 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,500,000,000				0
Gross carrying amount | Senior Notes Due 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,000,000,000				1,000,000,000
Gross carrying amount | Senior Debentures Due 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	255,000,000				260,000,000
Gross carrying amount | Senior Notes Due 2038 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	446,000,000				455,000,000
Gross carrying amount | Senior Notes Due 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	500,000,000				500,000,000
Gross carrying amount | Senior Notes Due 2040 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	800,000,000				800,000,000
Gross carrying amount | Senior Notes Due 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	400,000,000				400,000,000
Gross carrying amount | Senior Notes Due 2043 - 4.500% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	637,000,000				649,000,000
Gross carrying amount | Senior Notes Due 2043 - 5.450% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	827,000,000				844,000,000
Gross carrying amount | Senior Notes Due 2044 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,337,000,000				1,365,000,000
Gross carrying amount | Senior Notes Due 2048 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	955,000,000				973,000,000
Gross carrying amount | Senior Notes Due 2049 - 4.350% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,592,000,000				1,624,000,000
Gross carrying amount | Senior Notes Due 2049 - 3.700% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,273,000,000				$ 1,299,000,000